Other Current Assets - 20F (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Current Assets [Abstract]
Prepaid expenses	$ 432	$ 476	$ 78
Insurance claims	0	14	22
Other	65	167	204
Total	$ 497	$ 657	$ 304